Shareholders' Equity Textuals (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Shareholders' Equity (Textuals) [Abstract]
Common stock held as treasury shares restricted as (in shares)	596
Antidilutive Stock options and appreciation rights relating to the acquisition of shares of common stock not included in the computation of diluted earnings per share (in shares)	140	176	1,034